					Remittance Dates:
				September 19, 2014 through October 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
	Remittance Dates:		September 19, 2014 through October 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$ 2,054,249.71	$ 2,045,328.08
2	Small General Service	$0.00511	per kWh	$ 156,877.53	$ 156,627.14
3	General Service	$0.00255	per kWh	$ 872,231.17	$ 871,704.36
4	Large General Service	$0.00139	per kWh	$ 194,175.13	$ 194,143.07
5	Large Industrial Power Service	$0.10297	per kW	$ 97,369.17	$ 97,369.17
6	Interruptible Service	$0.02292	per kW	$ 2,676.86	$ 2,676.86
7	Economic As-Available Service	$0.00011	per kWh	0	0
8	Standby and Maintenance Service	$0.02176	per kW	$ 10,292.71	$ 10,292.71
9	Street and Outdoor Lighting	$0.01363	per kWh	$ 96,960.81	$ 95,780.59
10	Total			$ 3,484,833.09	$ 3,473,921.98

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,473,921.98
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,473,921.98

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of October 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				October 21, 2014 through November 19, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	October 21, 2014 through November 19, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$ 1,567,074.63	$ 1,560,268.82
2	Small General Service	$0.00511	per kWh	$ 138,703.98	$ 138,482.60
3	General Service	$0.00255	per kWh	$ 771,605.27	$ 771,139.21
4	Large General Service	$0.00139	per kWh	$ 182,756.77	$ 182,726.58
5	Large Industrial Power Service	$0.10297	per kW	$ 97,357.69	$ 97,357.69
6	Interruptible Service	$0.02292	per kW	$ 2,877.10	$ 2,877.10
7	Economic As-Available Service	$0.00011	per kWh	0	0
8	Standby and Maintenance Service	$0.02176	per kW	$ 10,292.71	$ 10,292.71
9	Street and Outdoor Lighting	$0.01363	per kWh	$ 97,170.50	$ 95,987.74
10	Total			$ 2,867,838.65	$ 2,859,132.45

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,859,132.45
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,859,132.45

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				November 20, 2014 through December 18, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
	Remittance Dates:		November 20, 2014 through December 18, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$ 1,206,555.94	$ 1,201,315.87
2	Small General Service	$0.00511	per kWh	$ 119,970.13	$ 119,778.65
3	General Service	$0.00255	per kWh	$ 678,686.80	$ 678,276.87
4	Large General Service	$0.00139	per kWh	$ 170,701.18	$ 170,673.02
5	Large Industrial Power Service	$0.10297	per kW	$ 93,233.26	$ 93,233.26
6	Interruptible Service	$0.02292	per kW	$ 3,081.40	$ 3,081.40
7	Economic As-Available Service	$0.00011	per kWh	0	0
8	Standby and Maintenance Service	$0.02176	per kW	$ 10,307.32	$ 10,307.32
9	Street and Outdoor Lighting	$0.01363	per kWh	$ 97,666.42	$ 96,477.63
10	Total			$ 2,380,202.45	$ 2,373,144.02

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,373,144.02
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,373,144.02

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of December 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				December 22, 2014 through January 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	December 22, 2014 through January 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00324	per kWh	$ 1,304,622.37	$ 1,298,956.41
2	Small General Service	$0.00511	per kWh	$ 123,677.87	$ 123,480.48
3	General Service	$0.00255	per kWh	$ 658,977.57	$ 658,579.55
4	Large General Service	$0.00139	per kWh	$ 163,656.31	$ 163,629.30
5	Large Industrial Power Service	$0.10297	per kW	$ 94,738.86	$ 94,738.86
6	Interruptible Service	$0.02292	per kW	$ 2,528.86	$ 2,528.86
7	Economic As-Available Service	$0.00011	per kWh	0	0
8	Standby and Maintenance Service	$0.02176	per kW	$ 10,307.32	$ 10,307.32
9	Street and Outdoor Lighting	$0.01363	per kWh	$ 97,852.18	$ 96,661.12
10	Total			$ 2,456,361.34	$ 2,448,881.90

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,448,881.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,448,881.90

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of January 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Assistant Treasurer

					Remittance Dates:
				January 22, 2015 through February 20, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2014 through June 29, 2015
		Remittance Dates:	January 22, 2015 through February 20, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$ 1,966,763.21	$ 1,958,221.56
2	Small General Service	$0.00573	per kWh	$ 172,044.96	$ 171,770.39
3	General Service	$0.00288	per kWh	$ 806,851.10	$ 806,363.78
4	Large General Service	$0.00156	per kWh	$ 186,650.60	$ 186,619.81
5	Large Industrial Power Service	$0.11523	per kW	$ 107,562.63	$ 107,562.63
6	Interruptible Service	$0.02658	per kW	$ 2,829.84	$ 2,829.84
7	Economic As-Available Service	$0.00015	per kWh	0	0
8	Standby and Maintenance Service	$0.02380	per kW	$ 11,153.85	$ 11,153.85
9	Street and Outdoor Lighting	$0.01552	per kWh	$ 112,398.69	$ 111,030.57
10	Total			$ 3,366,254.88	$ 3,355,552.43

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,355,552.43
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,355,552.43

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of February, 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Assistant Treasurer

					Remittance Dates:
				February 23, 2015 through March 24, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2014 through June 29, 2015
		Remittance Dates:	February 23, 2015 through March 24, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$ 1,698,952.63	$ 1,691,574.05
2	Small General Service	$0.00573	per kWh	$ 160,888.20	$ 160,631.41
3	General Service	$0.00288	per kWh	$ 750,854.21	$ 750,400.70
4	Large General Service	$0.00156	per kWh	$ 177,030.45	$ 177,001.22
5	Large Industrial Power Service	$0.11523	per kW	$ 106,359.78	$ 106,359.78
6	Interruptible Service	$0.02658	per kW	$ 2,780.75	$ 2,780.75
7	Economic As-Available Service	$0.00015	per kWh	0	0
8	Standby and Maintenance Service	$0.02380	per kW	$ 11,057.79	$ 11,057.79
9	Street and Outdoor Lighting	$0.01552	per kWh	$ 113,079.65	$ 111,703.25
10	Total			$ 3,021,003.46	$ 3,011,508.95

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	0	0	0	0
14	Small General Service	0	0	0	0
15	General Service	0	0	0	0
16	Large General Service	0	0	0	0
17	Large Industrial Power Service	0	0	0	0
18	Interruptible Service	0	0	0	0
19	Economic As-Available Service	0	0	0	0
20	Standby and Maintenance Service	0	0	0	0
21	Street and Outdoor Lighting	0	0	0	0
22	Total	0	0	0	0

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,011,508.95
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,011,508.95

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of March 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer